Provisions for non-income tax risks	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provisions for non-income tax risks
Provisions for non-income tax risks

21.Provisions for non-income tax risks

The provisions consist of probable tax risks of Lightmap Ltd of 1,336. The Group recognizes the indemnification asset in the same amount in its interim condensed consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the relevant tax authorities.

21.   Provisions for non-income tax risks

The provisions consist of probable tax risks of Lightmap Ltd of 1,336. The Group recognizes the indemnification asset in the same amount in its consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the relevant tax authorities.